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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERRTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number :     811-10301
                                    --------------

                              Ashport Mutual Funds
                              --------------------

               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103

                              Miami, Florida 33131
                              --------------------

                    (Address of principal executive offices)

                                 Jeffrey Cimbal

                             StateTrust Capital, LLC

                         800 Bricknell Avenue, Suite 103

                              Miami, Florida 33131
                              --------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------

Date of fiscal year end:  November 30
                          -----------

Date of reporting period:  May 31, 2008
                           ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders



                              ASHPORT MUTUAL FUNDS

                              FINANCIAL STATEMENTS

                                  MAY 31, 2008

                                    UNAUDITED

                             Ashport Large Cap Fund

                           Ashport Small/Mid Cap Fund

                        Ashport Global Fixed Income Fund

--------------------------------------------------------------------------------
This report has been prepared for the general information of Ashport Mutual Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about Ashport Mutual Funds, investment policies, management fees and expenses. Investors should read the prospectus carefully before investing or sending money.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The performance for each of the Funds shown in the Annual Report represents past performance and is not a guarantee of future results. A Fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost. An investment in a Fund is neither insured nor guaranteed by the US Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible. Performance calculations reflect fee waivers/expense reimbursements in effect. Without such fee waiver/expense reimbursement, total returns would have been lower. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions, if any.

The reports concerning the Funds' portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on the investment adviser's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the Funds. The investment adviser believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED
MAY LOSE VALUE/NO BANK GUARANTEE
--------------------------------------------------------------------------------

                              Ashport Mutual Funds

                                  May 31, 2008

                                    UNAUDITED

                                TABLE OF CONTENTS

Ashport Large Cap Fund

Schedule of Investments........................................................1

Top Holdings and Allocations...................................................2

Ashport Small/Mid Cap Fund

Schedule of Investments........................................................3

Top Holdings and Allocations...................................................4

Ashport Global Fixed Income Fund

Schedule of Investments........................................................5

Top Holdings and Allocations...................................................6

Ashport Large Cap Fund, Ashport Small/Mid Cap Fund and Ashport Global Fixed Income Fund

Statements of Assets and Liabilities...........................................7

Statements of Operations.......................................................8

Statements of Changes in Net Assets.......................................9 - 10

Ashport Large Cap Fund

Financial Highlights.....................................................11 - 12

Ashport Small/Mid Cap Fund

Financial Highlights.....................................................13 - 14

Ashport Global Fixed Income Fund

Financial Highlights.....................................................15 - 16

Notes to Financial Statements............................................17 - 26

Additional Information........................................................27

Board of Trustees and Officers Table..........................................28

Privacy Information...........................................................29

Ashport Large Cap Fund
Schedule of Investments
May 31, 2008

UNAUDITED                                                                                          Percentage
Common Stocks -                        92.02%                       Shares             Value      of Net Assets
                                                                  -----------       -----------   -------------
Capital Goods
3M CO COM                                                                505             39,168        3.35%
BOEING CO COM                                                            416             34,432        2.95%
CATERPILLAR INC                                                          525             43,386        3.72%
DANAHER CORP                                                             451             35,259        3.02%
GENERAL ELECTRIC CO COM                                                1,116             34,284        2.94%
PRECISION CASTPARTS CORP                                                 317             38,294        3.28%
UNITED TECHNOLOGIES CORP DEL COM                                         497             35,306        3.02%
                                                                                    -----------   ----------
                                                                                        260,129       22.28%
                                                                                    -----------   ----------
Communication Services
GARMIN LTD COM                                                           343             16,687        1.43%
                                                                                    -----------   ----------
                                                                                         16,687        1.43%
                                                                                    -----------   ----------
Consumer-Cyclical
WAL MART STORES INC                                                      939             54,218        4.64%
WALT DISNEY COMPANY HOLDING CO                                         1,354             45,494        3.90%
                                                                                    -----------   ----------
                                                                                         99,712        8.54%
                                                                                    -----------   ----------
Consumer Staples
STARBUCKS CORP COM (a)                                                 1,878             34,161        2.93%
WALGREEN CO                                                            1,311             47,222        4.04%
                                                                                    -----------   ----------
                                                                                         81,383        6.97%
                                                                                    -----------   ----------
Energy
SCHLUMBERGER LTD COM                                                     461             46,621        3.99%
                                                                                    -----------   ----------
                                                                                         46,621        3.99%
                                                                                    -----------   ----------
Financials
CITIGROUP INC COM                                                      1,063             23,269        1.99%
JP MORGAN CHASE & CO COM                                                 823             35,389        3.03%
MERRILL LYNCH & CO INC                                                   576             25,298        2.17%
MORGAN STANLEY COM                                                       682             30,165        2.58%
                                                                                    -----------   ----------
                                                                                        114,121        9.77%
                                                                                    -----------   ----------
Health Care
ALCON INC COM (a)                                                        313             49,141        4.21%
GILEAD SCIENCES INC (a)                                                  862             47,686        4.08%
PFIZER INC COM                                                         1,214             23,503        2.01%
ST JUDE MEDICAL INC COM (a)                                              735             29,951        2.57%
WYETH                                                                  1,205             53,586        4.59%
                                                                                    -----------   ----------
                                                                                        203,867       17.46%
                                                                                    -----------   ----------
Technology
APPLE INC COM (a)                                                        154             29,068        2.49%
APPLIED MATERIALS INC                                                  2,064             40,888        3.50%
CISCO SYSTEMS INC (a)                                                  1,506             40,240        3.44%
INTUIT INCORPORATED COM (a)                                            1,001             28,989        2.48%
NETWORK APPLIANCE CORP (a)                                               966             23,551        2.02%
ORACLE CORP COM (a)                                                    2,401             54,839        4.70%
QUALCOMM INC                                                             709             34,415        2.95%
                                                                                    -----------   ----------
                                                                                        251,990       21.58%
                                                                                    -----------   ----------

                                                                                    -----------   ----------
TOTAL COMMON STOCKS (Cost $1,090,565)                                                 1,074,510       92.02%
                                                                                    -----------   ----------

Cash Investments -                      5.51%
Tri-Party Repo Cash - Investment Dollars, 1.72% (b)                   64,283             64,283        5.51%
                                                                                    -----------   ----------

TOTAL CASH INVESTMENTS (Cost $64,283)                                                    64,283        5.51%
                                                                                    -----------   ----------

TOTAL INVESTMENTS (Cost $1,154,848) -  97.53%                                       $ 1,138,793       97.53%
                                                                                    ===========   ==========

Other assets in excess of liabilities-  2.47%                                            28,879        2.47%
                                                                                    -----------   ----------

TOTAL NET ASSETS -                    100.00%                                       $ 1,167,672      100.00%
                                                                                    ===========   ==========

(a) Non-income producing.

(b) Variable rate yield; the coupon rate shown represents the rate at May 31, 2008.

See accompanying notes which are an integral part of these financial statements.

 Graphical Representation of Top Industry/Sectors as of May, 31 2008-UNAUDITED
 -----------------------------------------------------------------------------

Capital Goods                                             22.28%
Communication Services                                     1.43%
Consumer-Cyclical                                          8.54%
Consumer Staples                                           6.97%
Energy                                                     3.99%
Financials                                                 9.77%
Health Care                                               17.46%
Technology                                                21.58%
Cash Investments                                           5.51%
Other assets in excess of liabilities                      2.47%
                                                   -------------
Total                                                    100.00%

                                  [PIE CHART]


See accompanying notes which are an integral part of these financial statements.

Ashport Small/Mid Cap Fund
Schedule of Investments
May 31, 2008

UNAUDITED                                                                              Percentage
Common Stocks -                 87.56%                   Shares            Value       of Net Assets
                                                        ----------      ------------   ----------
Basic Materials
CLEVELAND CLIFFS INC                                          324            34,570       3.13%
FASTENAL CO                                                   472            23,336       2.11%
                                                                        -----------   ---------
                                                                             57,906       5.24%
                                                                        -----------   ---------
Capital Goods
C H ROBINSON WORLDWIDE INC COM NEW                            377            24,317       2.20%
CUMMINS ENGINE INC                                            284            19,999       1.81%
ITT CORP NEW COM                                              459            30,294       2.74%
JACOBS ENGINEERING GROUP INC (a)                              245            23,221       2.10%
JOY GLOBAL INC COM                                            301            25,353       2.30%
                                                                        -----------   ---------
                                                                            123,184      11.15%
                                                                        -----------   ---------
Communication Services
COMTECH TELECOMMUNICATIONS CORP NEW (a)                       689            31,901       2.89%
HARRIS CORP DEL                                               561            36,903       3.34%
ROCKWELL COLLINS INC COM                                      437            26,818       2.43%
                                                                        -----------   ---------
                                                                             95,622       8.66%
                                                                        -----------   ---------
Consumer-Cyclical
COPART INC (a)                                                493            22,185       2.01%
GUESS INC COM                                                 472            19,272       1.74%
                                                                        -----------   ---------
                                                                             41,457       3.75%
                                                                        -----------   ---------
Consumer-Goods
GREIF INC CL A COM STK                                        625            41,900       3.79%
                                                                        -----------   ---------
                                                                             41,900       3.79%
                                                                        -----------   ---------
Energy
CABOT OIL AND GAS CORP COM                                    406            24,462       2.21%
CORE LABORATORIES NV (a) (b)                                  228            31,194       2.83%
QUESTAR CORP COM                                              607            38,982       3.53%
                                                                        -----------   ---------
                                                                             94,638       8.57%
                                                                        -----------   ---------
Health Care
AMPHENOL CORP NEW CL A                                        904            42,154       3.82%
CHATTEM INC FRMLY CHATTEM DRUG & CHEM CO 1 (a)                515            32,037       2.90%
HUMANA INC (a)                                                333            17,000       1.54%
IDEXX LABS INC COM (a)                                        364            18,382       1.66%
                                                                        -----------   ---------
                                                                            109,573       9.92%
                                                                        -----------   ---------
Industrial Services
REPUBLIC AWYS HOLDINGS (a)                                  1,005            12,241       1.11%
                                                                        -----------   ---------
                                                                             12,241       1.11%
                                                                        -----------   ---------
Industrial Goods
AMETEK INC NEW COM                                            452            23,187       2.10%
COOPER INDS LTD CL A                                          677            31,569       2.86%
LINCOLN ELECTRIC HOLDINGS INC COM                             291            24,002       2.17%
MUELLER INDUSTRIES INC                                        669            23,944       2.17%
WOODWARD GOVERNOR CO                                          972            39,142       3.54%
                                                                        -----------   ---------
                                                                            141,844      12.84%
                                                                        -----------   ---------
Technology
ALLIANT TECHSYSTEMS INC (a)                                   189            20,518       1.86%
AMDOCS LTD SHS (a)                                            578            18,675       1.69%
AUTODESK INC COM                                              919            37,826       3.42%
BRADY CORPORATION CL A                                        889            34,413       3.12%
FLIR SYSTEMS INC (a)                                          669            26,372       2.39%
KINETIC CONCEPTS INC COM NEW (a)                              575            24,972       2.26%
MICRO SYS INC (a)                                             602            19,848       1.80%
NETWORK APPLIANCE CORP (a)                                    858            20,918       1.89%
WESTERN DIGITAL CORP DELAWARE (a)                           1,207            45,299       4.10%
                                                                        -----------   ---------
                                                                            248,841      22.53%
                                                                        -----------   ---------

                                                                        -----------   ---------
TOTAL COMMON STOCKS (Cost $766,487)                                         967,206      87.56%
                                                                        -----------   ---------

Cash Investments -                      12.62%
Tri-Party Repo Cash - Investment Dollars, 1.72% (c)       139,370           139,370      12.62%
                                                                        -----------   ---------

TOTAL CASH INVESTMENTS (Cost $139,370)                                      139,370      12.62%
                                                                        -----------   ---------

TOTAL INVESTMENTS (Cost $905,857) -    100.18%                          $ 1,106,576     100.18%
                                                                        ===========   =========

Liabilities in excess of other assets -  0.18%                               (1,963)     -0.18%
                                                                        -----------   ---------

TOTAL NET ASSETS -                     100.00%                          $ 1,104,613     100.00%
                                                                        ===========   =========

(a) Non-income producing.

(b) American Depository Receipt

(c) Variable rate yield; the coupon rate shown represents the rate at May 31, 2008.

See accompanying notes which are an integral part of these financial statements.

 Graphical Representation of Top Industry/Sectors as of May 31, 2008-UNAUDITED
 -----------------------------------------------------------------------------

Basic Materials                                            5.24%
Capital Goods                                             11.15%
Communication Services                                     8.66%
Consumer-Cyclical                                          3.75%
Consumer-Goods                                             3.79%
Energy                                                     8.57%
Health Care                                                9.92%
Industrial Services                                        1.11%
Industrial Goods                                          12.84%
Technology                                                22.53%
Cash Investments                                          12.62%
Liabilities In Excess of other Assets                     -0.18%
                                                    ------------
Total                                                    100.00%


                                  [PIE CHART]


See accompanying notes which are an integral part of these financial statements.

Ashport Global Fixed Income Fund
Schedule of Investments
May 31, 2008

UNAUDITED                                                                      Principal                        Percentage
                                                                                 Amount           Value       of Net Assets
                                                                             -------------    -------------   -------------
Corporate Bonds -          31.46%
AMGEN INC NTS 4.85% Due 11/18/14                                                   20,000     $      19,022          3.99%
AT&T Corp 7.3% Due 11/15/11                                                         9,000             9,633          2.02%
Citigroup Inc. 5.0% Due 09/15/14                                                   20,000            18,713          3.93%
General Motors 7.25% Due 03/02/11                                                  20,000            17,132          3.60%
GMAC Smartnote 7.000% Due 10/15/11                                                  7,000             5,795          1.22%
Hertz Corp 6.25% Due 03/15/09                                                      20,000            19,400          4.07%
ITT CORP 7.375% Due 11/15/15                                                       20,000            20,490          4.30%
ODEBRECHT FINANCE LTD 7.5% Due 10/18/17                                            20,000            20,650          4.33%
Wachovia Bank FLTG Rate 5.69125% Due 12/02/10                                      20,000            19,074          4.00%
                                                                                              -------------   ------------

TOTAL CORPORATE BONDS (Cost $157,673)                                                               149,909         31.46%
                                                                                              -------------   ------------

Foreign Bonds -            46.60%
Brazil Federal Republic 9.25% Due 10/22/10                                         20,000            22,550          4.73%
Colombia 10.0% Due 01/23/12                                                        20,000            23,400          4.91%
Costa Rica Republic 8.11% Due 02/01/12                                             20,000            21,994          4.62%
Dominican Republic 9.04% Due 01/23/13                                              20,000            21,200          4.45%
El Salvador Republic 8.5% Due 07/25/11                                             20,000            21,880          4.59%
Fed. Brazil 10.0% Due 08/07/11                                                     20,000            23,320          4.89%
Panama Republic 9.625% Due 02/08/11                                                12,000            13,536          2.84%
Peru Republic 9.125% Due 02/21/12                                                  20,000            23,000          4.83%
Petrobras 9.125% Due 07/02/13                                                      20,000            23,856          5.01%
Republic of Ecuador 12.0% 11/15/12                                                  8,160             8,437          1.77%
Republic of Venezuela 5.375% Due 08/07/10                                          20,000            18,860          3.96%
                                                                                              -------------   ------------

TOTAL FOREIGN BONDS (Cost $204,059)                                                                 222,033         46.60%
                                                                                              -------------   ------------

Preferred Stocks-           6.56%
CITIGROUP CAP VII                                                                     620            14,775          3.10%
CORTS TR FORD DEBS CORPORATE BKD TR SECS 7                                          1,100            16,500          3.46%
                                                                                              -------------   ------------

TOTAL PREFERRED STOCKS (Cost $34,277)                                                                31,275          6.56%
                                                                                              -------------   ------------

Cash Investments -                               13.99%
Tri-Party Repo Cash - Investment Dollars, 1.72% (a)                                66,684            66,684         13.99%
                                                                                              -------------   ------------

TOTAL  CASH INVESTMENTS (Cost $66,684)                                                               66,684         13.99%
                                                                                              -------------   ------------

TOTAL INVESTMENTS (Cost $462,693) -              98.61%                                       $     469,901         98.61%
                                                                                              =============   ============

Other assets in excess of liabilities-            1.39%                                               6,616          1.39%
                                                                                              -------------   ------------

TOTAL NET ASSETS -                              100.00%                                       $     476,517        100.00%
                                                                                              =============   ============

(a) Variable rate yield; the coupon rate shown represents the rate at May 31, 2008.

See accompanying notes which are an integral part of these financial statements.

 Graphical Representation of Top Industry/Sectors as of May 31, 2008-UNAUDITED
 -----------------------------------------------------------------------------

Corporate Bonds                                          31.46%
Foreign Bonds                                            46.60%
Preferred Stocks                                          6.56%
Cash Investments                                         13.99%
Other assets in excess of liabilities                     1.39%
                                                    -----------
Total                                                   100.00%

                                  [PIE CHART]


See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Statements of Assets and Liabilities
Six Month Period Ended May 31, 2008

UNAUDITED
                                                                 Ashport Large    Ashport Small/Mid      Ashport Global
                                                                   Cap Fund            Cap Fund        Fixed Income Fund
                                                                 -------------    ------------------   ------------------
Assets:
Investments in securities:
   At cost                                                       $   1,154,848    $          905,857   $          462,693
                                                                 =============    ==================   ==================
   At market value                                               $   1,138,793    $        1,106,576   $          469,901

Dividends receivable                                                     1,889                   702                   --
Interest receivable                                                          7                    15                7,554
Receivable for Investment Sold                                          30,105                    --                   --
                                                                 -------------    ------------------   ------------------
     Total assets                                                    1,170,794             1,107,293              477,455
                                                                 -------------    ------------------   ------------------

Liabilities:
Accrued adviser fees                                                     1,197                 1,098                  201
Accrued administration fees                                                730                   669                  304
Accrued distributor fees                                                 1,195                   913                  433
                                                                 -------------    ------------------   ------------------
     Total liabilities                                                   3,122                 2,680                  938
                                                                 -------------    ------------------   ------------------

Net Assets:                                                      $   1,167,672    $        1,104,613   $          476,517
                                                                 =============    ==================   ==================

Net Assets consist of:
Paid in capital                                                      1,196,404               824,274              468,722
Undistributed net investment income                                     (5,874)                   --                   --
Accumulated net realized gain (loss) on investments                     (6,803)               79,620                  587
Net unrealized appreciation (depreciation) on investments              (16,055)              200,719                7,208
                                                                 -------------    ------------------   ------------------
                                                                 $   1,167,672    $        1,104,613   $          476,517
                                                                 =============    ==================   ==================

Class A: (a)
Net asset value per share and redemption price per share
(581,986/69,394, 688,337/51,685, 194,911/20,064, respectively)   $        8.39    $            13.32   $             9.71
                                                                 =============    ==================   ==================

Maximum offering price per share (c)
(Net asset value per share / 95.25%, respectively)               $        8.81    $            13.98   $            10.19
                                                                 =============    ==================   ==================

Minimum redemption price per share (b)
(Net asset value per share* 98%, respectively)                   $        8.22    $            13.05   $             9.52
                                                                 =============    ==================   ==================

Class C: (a)
Net asset value per share and redemption price per share
(585,686/73,625, 416,276/32,254, 281,606/29,074, respectively)   $        7.95    $            12.91   $             9.69
                                                                 =============    ==================   ==================

Maximum offering price per share (d)
(Net asset value per share / 99%, respectively)                  $        8.03    $            13.04   $             9.79
                                                                 =============    ==================   ==================

Minimum redemption price per share (b)
(Net asset value per share * 98%, respectively)                  $        7.79    $            12.65   $             9.50
                                                                 =============    ==================   ==================

(a) Each Fund is comprised of an unlimited number of $.01 par value Class A and Class C shares.

(b) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 5 days of purchase.

(c) Maximum offering price of 4.75% on Class A shares.

(d) Maximum offering price of 1.00% on Class C shares.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Statements of Operations
Six Month Period Ended May 31, 2008
UNAUDITED

                                                                   Ashport Large    Ashport Small/Mid       Ashport Global
                                                                     Cap Fund          Cap Fund           Fixed Income Fund
                                                                   -------------    ------------------    ------------------
Investment Income
Dividend income                                                    $       8,670    $            2,681    $            1,570
Interest income                                                              839                   937                13,640
                                                                   -------------    ------------------    ------------------
  Total Income                                                             9,509                 3,618                15,210
                                                                   -------------    ------------------    ------------------

Expenses
Investment adviser fee                                                     7,240                 6,173                 1,131
Administration expenses                                                    4,364                 3,721                 1,690
12b-1 fee, Class A                                                           667                   728                   233
12b-1 fee, Class C                                                         3,112                 2,024                   990
                                                                   -------------    ------------------    ------------------
  Total Expenses                                                          15,383                12,646                 4,044

                                                                   -------------    ------------------    ------------------
Net Investment Income (Loss)                                              (5,874)               (9,028)               11,166
                                                                   -------------    ------------------    ------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                         (6,847)               80,217                   750
Change in net unrealized appreciation (depreciation)
   on investment securities                                              (58,016)               (8,200)               (2,050)
                                                                   -------------    ------------------    ------------------

Net realized and unrealized gain (loss) on investment securities         (64,863)               72,017                (1,300)
                                                                   -------------    ------------------    ------------------
Net increase (decrease) in net assets resulting from operations    $     (70,737)   $           62,989    $            9,866
                                                                   =============    ==================    ==================


See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Statements of Changes in Net Assets
UNAUDITED

                                                                Ashport Large                         Ashport Small/Mid
                                                                  Cap Fund                                 Cap Fund
                                                  ---------------------------------------   ---------------------------------------

                                                   Six month period       Year ended         Six month period        Year ended
Increase (Decrease) in Net Assets                 ended May 31, 2008   November 30, 2007    ended May 31, 2008   November 30, 2007
                                                  ------------------   ------------------   ------------------   ------------------
Operations:
  Net investment loss                             $           (5,874)  $          (15,141)  $           (9,028)  $          (17,257)
  Net realized gain (loss) on
    investment securities                                     (6,847)             115,101               80,217               49,853
  Change in net unrealized
    appreciation (depreciation)                              (58,016)             (81,142)              (8,200)             168,750
                                                  ------------------   ------------------   ------------------   ------------------
  Net increase (decrease) in net assets
    resulting from operations                                (70,737)              18,818               62,989              201,346
                                                  ------------------   ------------------   ------------------   ------------------

Distributions:
  From net realized gain - Class A                           (45,976)                  --              (16,870)                  --
  From net realized gain - Class C                           (53,940)                  --              (12,851)                  --
                                                  ------------------   ------------------   ------------------   ------------------
  Total distributions                                        (99,916)                  --              (29,721)                  --
                                                  ------------------   ------------------   ------------------   ------------------

Capital Share Transactions - Class A:
  Proceeds from shares sold                                   56,100               51,138               76,665              100,605
  Reinvestment of distributions                               43,527                   --               16,865                   --
  Amount paid for shares repurchased                          (3,121)            (121,024)              (6,416)            (137,459)
                                                  ------------------   ------------------   ------------------   ------------------
                                                              96,506              (69,886)              87,114              (36,854)
Capital Share Transactions - Class C:
  Proceeds from shares sold                                    1,645              115,211                   --              128,321
  Reinvestment of distributions                               37,514                   --                9,983                   --
  Amount paid for shares repurchased                         (67,286)             (96,928)             (46,549)             (60,045)
                                                  ------------------   ------------------   ------------------   ------------------
                                                             (28,127)              18,283              (36,566)              68,276
  Net increase (decrease) in net assets resulting
     from share transactions                                  68,379              (51,603)              50,548               31,422
                                                  ------------------   ------------------   ------------------   ------------------

Total Increase (Decrease) in Net Assets                     (102,274)             (32,785)              83,816              232,768
                                                  ------------------   ------------------   ------------------   ------------------

Net Assets:
  Beginning of year                                        1,269,946            1,302,731            1,020,797              788,029
                                                  ------------------   ------------------   ------------------   ------------------

  End of period                                   $        1,167,672   $        1,269,946   $        1,104,613   $        1,020,797
                                                  ==================   ==================   ==================   ==================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                 --                   --                   --                   --
                                                  ------------------   ------------------   ------------------   ------------------




See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Statements of Changes in Net Assets - continued
UNAUDITED

                                                                        Ashport Global
                                                                      Fixed Income Fund
                                                         -------------------------------------------

                                                         Six month period ended      Year ended
Increase in Net Assets                                       May 31, 2008         November 30, 2007
                                                         ---------------------    ------------------
Operations:
  Net investment income                                  $              11,166    $           22,943
  Net realized gain on investment securities                               750                 1,345
  Change in net unrealized appreciation (depreciation)                  (2,050)               (8,151)
                                                         ---------------------    ------------------
  Net increase in net assets resulting from operations                   9,866                16,137
                                                         ---------------------    ------------------

Distributions:
  From net investment income - Class A                                 (15,235)                 (701)
  From net investment income - Class C                                 (19,503)                 (672)
  From net realized gain - Class A                                        (315)                 (212)
  From net realized gain - Class C                                        (464)                 (258)
                                                         ---------------------    ------------------
  Total distributions                                                  (35,517)               (1,843)
                                                         ---------------------    ------------------

Capital Share Transactions - Class A:
  Proceeds from shares sold                                             24,825                34,084
  Reinvestment of distributions                                         14,798                   880
  Amount paid for shares repurchased                                        --               (72,860)
                                                         ---------------------    ------------------
                                                                        39,623               (37,895)
Capital Share Transactions - Class C:
  Proceeds from shares sold                                             47,053                19,150
  Reinvestment of distributions                                         16,650                   787
  Amount paid for shares repurchased                                   (20,936)              (31,503)
                                                         ---------------------    ------------------
                                                                        42,767               (11,566)
  Net increase (decrease) in net assets resulting
     from share transactions                                            82,390               (49,461)
                                                         ---------------------    ------------------

Total Increase (Decrease) in Net Assets                                 56,739               (35,167)
                                                         ---------------------    ------------------

Net Assets:
  Beginning of year                                                    419,778               454,945
                                                         ---------------------    ------------------

  End of year                                            $             476,517    $          419,778
                                                         =====================    ==================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                           --                    --
                                                         ---------------------    ------------------

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights
UNAUDITED

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                        Ashport Large Cap Fund

                                                                                 Class A
                                          -----------------------------------------------------------------------------------------

                                            Six month           Year               Year               Year               Year
                                              ended            ended              ended              ended              ended
                                          May 31, 2008   November 30, 2007  November 30, 2006  November 30, 2005  November 30, 2004
                                          ------------   -----------------  -----------------  -----------------  -----------------
Selected Per Share Data
Net asset value, beginning of period      $      9.60     $           9.44   $           8.44   $          8.48   $           9.26
                                          -----------     ----------------   ----------------   ---------------   ----------------
Income from investment operations
  Net investment income (loss) (a)              (0.02)               (0.07)             (0.02)            (0.05)             (0.11)
  Net realized and unrealized gain (loss)       (0.41)                0.23               1.15              0.57               1.04
                                          -----------     ----------------   ----------------   ---------------   ----------------
Total from investment operations                (0.43)                0.16               1.13              0.52               0.93
                                          -----------     ----------------   ----------------   ---------------   ----------------
Less Distributions to Shareholders:
  From net realized gain                        (0.78)                  --              (0.07)            (0.56)             (1.71)
  From return of capital                           --                   --              (0.06)
                                          -----------     ----------------   ----------------   ---------------   ----------------
Total distributions                             (0.78)                  --              (0.13)            (0.56)             (1.71)
                                          -----------     ----------------   ----------------   ---------------   ----------------

Net asset value, end of period            $      8.39     $           9.60   $           9.44   $          8.44   $           8.48
                                          ===========     ================   ================   ===============   ================

Total Return                                    -4.03%(b)             1.69%             13.39%             5.70%              9.81%

Ratios and Supplemental Data
Net assets, end of period                 $   581,986     $        558,490   $        614,549   $       498,777   $        350,563
Ratio of expenses to average net assets          2.25%(c)             2.25%              1.98%             1.99%              2.16%
Ratio of expenses to average net assets
   before waiver & reimbursement                   --                   --               5.07%             6.31%              6.08%
Ratio of net investment income (loss) to
   average net assets (a)                       -0.65%(c)            (0.72)%            (0.23)%           (0.53)%            (1.33)%
Ratio of net investment income (loss) to
   average net assets before waiver &
   reimbursement                                   --                   --              (3.33)%           (4.86)%            (5.25)%
Portfolio turnover rate                             0%                  64%                39%              516%               518%

(a) Net Investment Income (loss) per share is based on the average shares outstanding during the period.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights
UNAUDITED

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                           Ashport Large Cap Fund

                                                                                   Class C
                                          ------------------------------------------------------------------------------------------

                                           Six month             Year                Year               Year              Year
                                             ended              ended               ended              ended             ended
                                          May 31, 2008    November 30, 2007   November 30, 2006  November 30, 2005 November 30, 2004
                                          ------------    -----------------   -----------------  ----------------- -----------------
Selected Per Share Data
Net asset value, beginning of period      $      9.21     $            9.11   $          8.17    $          8.28   $          9.22
                                          -----------     -----------------   ---------------    ---------------   ---------------
Income from investment operations
  Net investment income (loss) (a)              (0.07)                (0.13)            (0.08)             (0.05)            (0.07)
  Net realized and unrealized gain (loss)       (0.41)                 0.23              1.15               0.50              0.84
                                          -----------     -----------------   ---------------    ---------------   ---------------
Total from investment operations                (0.48)                 0.10              1.07               0.45              0.77
                                          -----------     -----------------   ---------------    ---------------   ---------------
Less Distributions to Shareholders:
  From net realized gain                        (0.78)                   --             (0.07)             (0.56)            (1.71)
  From return of capital                                                                   --                 --             (0.06)
                                          -----------     -----------------   ---------------    ---------------   ---------------
Total distributions                             (0.78)                   --             (0.13)             (0.56)            (1.71)
                                          -----------     -----------------   ---------------    ---------------   ---------------

Net asset value, end of period            $      7.95     $            9.21   $          9.11    $          8.17   $          8.28
                                          ===========     =================   ===============    ===============   ===============

Total Return                                    -4.74%(b)              1.10%            13.10%              4.96%             7.90%

Ratios and Supplemental Data
Net assets, end of period                 $   585,686     $         711,456   $       688,182    $       732,600   $       739,712
Ratio of expenses to average net assets          3.00%(c)              3.00%             2.73%              2.79%             2.78%
Ratio of expenses to average net assets
   before waiver & reimbursement                   --                    --              5.96%              7.24%             6.95%
Ratio of net investment income (loss) to
   average net assets (a)                       (1.33)(c)             (1.41)%           (0.91)%            (0.55)%           (0.78)%
Ratio of net investment income (loss) to
   average net assets before waiver &
   reimbursement                                   --                    --             (4.14)%            (5.00)%           (4.96)%
Portfolio turnover rate                             0%                   64%               39%               516%              518%

(a) Net Investment Income (loss) per share is based on the average shares outstanding during the period.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights
UNAUDITED

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       Ashport Small/Mid Cap Fund

                                                                                 Class A
                                          ------------------------------------------------------------------------------------------

                                            Six month            Year               Year               Year               Year
                                              ended             ended              ended              ended              ended
                                          May 31, 2008    November 30, 2007  November 30, 2006  November 30, 2005  November 30, 2004
                                          ------------    -----------------  -----------------  -----------------  -----------------
Selected Per Share Data
Net asset value, beginning of period      $     12.88     $          10.41   $           9.57   $           9.81   $         10.11
                                          -----------     ----------------   ----------------   ----------------   ---------------
Income from investment operations
  Net investment income (loss) (a)              (0.10)               (0.18)             (0.12)             (0.14)            (0.16)
  Net realized and unrealized gain               0.91                 2.65               0.96               1.11              0.37
                                          -----------     ----------------   ----------------   ----------------   ---------------
Total from investment operations                 0.81                 2.47               0.84               0.97              0.21
                                          -----------     ----------------   ----------------   ----------------   ---------------
Less Distributions to Shareholders:
  From net realized gain                        (0.37)                  --                 --              (1.21)            (0.47)
  From return of capital                           --                   --                 --                 --             (0.04)
                                          -----------     ----------------   ----------------   ----------------   ---------------
Total distributions                             (0.37)                  --                 --              (1.21)            (0.51)
                                          -----------     ----------------   ----------------   ----------------   ---------------

Net asset value, end of period            $     13.32     $          12.88   $          10.41   $           9.57   $          9.81
                                          ===========     ================   ================   ================   ===============

Total Return                                     6.51%(b)            23.73%              8.78%              8.70%             2.01%

Ratios and Supplemental Data
Net assets, end of period                 $   688,337     $        576,341   $        489,491   $        403,621   $       292,195
Ratio of expenses to average net assets          2.25%(c)             2.33%              2.13%              2.11%             2.25%
Ratio of expenses to average net assets
   before waiver & reimbursement                   --                   --               7.28%              9.37%             8.44%
Ratio of net investment income (loss) to
   average net assets (a)                       (1.52)(c)            (1.53)%            (1.15)%            (1.40)%           (1.69)%
Ratio of net investment income (loss) to
   average net assets before waiver &
   reimbursement                                   --                   --              (6.29)%            (8.66)%           (7.88)%
Portfolio turnover rate                            36%                  51%               141%               623%              439%

(a) Net Investment Income (Loss) per share is based on the average shares outstanding during the period.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights
UNAUDITED

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       Ashport Small/Mid Cap Fund

                                                                                 Class C
                                        --------------------------------------------------------------------------------------------

                                          Six month            Year                Year               Year                Year
                                            ended             ended               ended              ended               ended
                                        May 31, 2008    November 30, 2007   November 30, 2006  November 30, 2005   November 30, 2004
                                        ------------    -----------------   -----------------  ------------------  -----------------
Selected Per Share Data
Net asset value, beginning of period    $     12.51     $           10.13   $           9.35   $           9.67   $          10.07
                                        -----------     -----------------   ----------------   ----------------   ----------------
Income from investment operations
  Net investment income (loss) (a)            (0.14)                (0.27)             (0.18)             (0.14)             (0.19)
  Net realized and unrealized gain             0.91                  2.65               0.96               1.03               0.30
                                        -----------     -----------------   ----------------   ----------------   ----------------
Total from investment operations               0.77                  2.38               0.78               0.89               0.11
                                        -----------     -----------------   ----------------   ----------------   ----------------
Less Distributions to Shareholders:
  From net realized gain                      (0.37)                   --                 --              (1.21)             (0.47)
  From return of capital                         --                    --                 --                 --              (0.04)
                                        -----------     -----------------   ----------------   ----------------   ----------------
Total distributions                           (0.37)                   --                 --              (1.21)             (0.51)
                                        -----------     -----------------   ----------------   ----------------   ----------------

Net asset value, end of period          $     12.91     $           12.51   $          10.13   $           9.35   $           9.67
                                        ===========     =================   ================   ================   ================

Total Return                                   6.38%(b)             23.49%              8.34%              7.97%              1.00%

Ratios and Supplemental Data
Net assets, end of period               $   416,276     $         444,456   $        298,537   $        340,842   $        365,107
Ratio of expenses to average net assets        3.00%(c)              3.08%              2.88%              2.89%              2.95%
Ratio of expenses to average net assets
   before waiver & reimbursement                 --                    --               8.19%             10.31%              9.29%
Ratio of net investment income (loss) to
   average net assets (a)                     (2.26)%(c)            (2.26)%            (1.86)%            (1.43)%            (2.02)%
Ratio of net investment income (loss) to
   average net assets before waiver &
   reimbursement                                 --                    --              (7.17)%            (8.84)%            (8.35)%
Portfolio turnover rate                          36%                   51%               141%               623%               439%

(a) Net Investment Income (Loss) per share is based on the average shares outstanding during the period.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights
UNAUDITED

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     Ashport Global Fixed Income Fund

                                                                                  Class A
                                           -----------------------------------------------------------------------------------------

                                            Six month            Year               Year               Year               Year
                                              ended             ended              ended              ended              ended
                                          May 31, 2008    November 30, 2007  November 30, 2006  November 30, 2005  November 30, 2004
                                          ------------    -----------------  -----------------  -----------------  -----------------
Selected Per Share Data
Net asset value, beginning of period      $     10.37     $          10.03   $           9.90   $           9.84   $          9.66
                                          -----------     ----------------   ----------------   ----------------   ---------------
Income from investment operations
  Net investment income (a)                      0.27                 0.53               0.48               0.38              0.22
  Net realized and unrealized gain (loss)        0.04                (0.15)              0.18               0.10              0.13
                                          -----------     ----------------   ----------------   ----------------   ---------------
Total from investment operations                 0.31                 0.38               0.66               0.48              0.35
                                          -----------     ----------------   ----------------   ----------------   ---------------
Less Distributions to Shareholders:
  From net investment income                    (0.97)               (0.03)             (0.53)             (0.42)            (0.17)
  From long-term capital gain                      --                (0.01)                --                 --                --
                                          -----------     ----------------   ----------------   ----------------   ---------------
Total distributions                             (0.97)               (0.04)             (0.53)             (0.42)            (0.17)
                                          -----------     ----------------   ----------------   ----------------   ---------------

Net asset value, end of period            $      9.71     $          10.37   $          10.03   $           9.90   $          9.84
                                          ===========     ================   ================   ================   ===============

Total Return                                     3.16%(b)             3.82%              6.67%              4.70%             3.62%

Ratios and Supplemental Data
Net assets, end of period                 $   194,911     $        166,360   $        197,766   $        226,938   $       218,129
Ratio of expenses to average net assets          1.50%(c)             1.62%              1.97%              2.13%             2.17%
Ratio of expenses to average net assets
   before waiver & reimbursement                   --                   --              10.65%             12.40%             9.82%
Ratio of net investment income (loss) to
   average net assets (a)                        5.27%(c)             5.20%              4.70%              3.75%             2.28%
Ratio of net investment income (loss) to
   average net assets before waiver &
   reimbursement                                   --                   --              (3.99)%            (6.52)%           (5.36)%
Portfolio turnover rate                            11%                  18%                 0%                 8%               68%

(a) Net Investment Income (Loss) per share is based on the average shares outstanding during the period.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights
UNAUDITED

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                 Ashport Global Fixed Income Fund

                                                                               Class C
                                         ------------------------------------------------------------------------------------------

                                          Six month           Year               Year               Year               Year
                                            ended            ended              ended              ended              ended
                                         May 31, 2008    November 30, 2007  November 30, 2006  November 30, 2005  November 30, 2004
                                         ------------    -----------------  -----------------  -----------------  -----------------
Selected Per Share Data
Net asset value, beginning of period     $     10.26     $           9.96   $           9.73   $           9.74   $           9.60
                                         -----------     ----------------   ----------------   ----------------   ----------------
Income from investment operations
  Net investment income (a)                     0.23                 0.49               0.43               0.38               0.17
  Net realized and unrealized gain (loss)       0.04                (0.15)              0.17               0.03               0.14
                                         -----------     ----------------   ----------------   ----------------   ----------------
Total from investment operations                0.27                 0.34               0.60               0.41               0.31
                                         -----------     ----------------   ----------------   ----------------   ----------------
Less Distributions to Shareholders:
  From net investment income                   (0.84)               (0.03)             (0.37)             (0.42)             (0.17)
  From long-term capital gain                     --                (0.01)                --                 --                 --
                                         -----------     ----------------   ----------------   ----------------   ----------------
Total distributions                            (0.84)               (0.04)             (0.37)             (0.42)             (0.17)
                                         -----------     ----------------   ----------------   ----------------   ----------------

Net asset value, end of period           $      9.69     $          10.26   $           9.96   $           9.73   $           9.74
                                         ===========     ================   ================   ================   ================

Total Return                                    2.76%(b)             3.37%              6.17%              4.03%              3.23%

Ratios and Supplemental Data
Net assets, end of period                $   281,606     $        253,418   $        257,179   $        220,097   $        253,819
Ratio of expenses to average net assets         2.00%(c)             2.12%              2.47%              2.78%              2.66%
Ratio of expenses to average net assets
   before waiver & reimbursement                  --                   --              11.04%             13.18%             10.65%
Ratio of net investment income (loss) to
   average net assets (a)                       4.77%(c)             4.79%              4.32%              3.79%              1.76%
Ratio of net investment income (loss) to
   average net assets before waiver &
   reimbursement                                  --                   --              (4.24)%            (6.60)%            (6.23)%
Portfolio turnover rate                           11%                  18%                 0%                 8%                68%

(a) Net Investment Income (Loss) per share is based on the average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

See accompanying notes which are an integral part of these financial statements.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                                  May 31, 2008
                                    UNAUDITED

NOTE 1. ORGANIZATION AND RELATED MATTERS

Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative capital shares outstanding. Class C shares automatically convert to Class A shares on the eighth anniversary of issuance. The investment objective of the Ashport Large Cap Fund is to achieve long-term growth of capital. The investment objective of the Ashport Small/Mid Cap Fund is to achieve above-average total return. The investment objective of the Ashport Global Fixed Income Fund is to achieve high income and capital appreciation.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the direction of the Board of Trustees. Debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                             May 31, 2008- Continued
                                    UNAUDITED

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income

The Funds record security transactions based on trade date plus one, except for reporting purposes on annual report dates when trade date is used. Net realized gains and losses on sales of securities are determined by the first in first out method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Federal Income Taxes

Each Fund has qualified and intends to qualify as a registered investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                             May 31, 2008- Continued
                                    UNAUDITED

NOTE 3. RELATED PARTY TRANSACTIONS

StateTrust Capital, LLC (the "Adviser") serves as investment adviser to the Funds. Under its Advisory Agreement (the "Agreement") with the Funds, the Adviser is responsible for the day to day management of each of the Funds in accordance with their investment objectives and policies. Furthermore, the Adviser is responsible for the investment performance of the Funds. For its services, the Adviser receives an annual advisory fee of 1.25% of the Large Cap and Small/Mid Cap Funds' average daily net assets and 0.50% of the Global Fixed Income Fund's average daily net assets, calculated and accrued daily and paid monthly. The Adviser pays all of its expenses arising from the performance of its obligations under the Agreement, including the expenses of the Trustees and Officers of the Trust who are employees of the Adviser or its affiliates. For the six months ended May 31, 2008, the Adviser earned a fee of $7,240 from the Large Cap Fund, $6,173 from the Small/Mid Cap Fund, and $1,131 from the Global Fixed Income Fund. The Adviser entered into an expense reimbursement contract with the Funds capping the overall expenses at 3.5% of the average daily net assets of each Fund through February 29, 2004. Effective March 1, 2004, the overall expense cap was reduced to 3.0% of average daily net assets of each Fund through May 31, 2004. Effective June 1, 2004, the overall expense cap has been reduced to 2.5% of average daily net assets of each Fund for the duration of the expense reimbursement contract. At May 31, 2008, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the adviser for $1,197, $1,098, and $201 respectively.

Effective October 1, 2006, at the approval of the Board of Trustees, the expense cap was eliminated and replaced with an operating agreement (see Administration and Operating Agreement). Simultaneously, the adviser voluntarily forfeited its right to recover expenses waived and or reimbursed in prior periods in accordance with the terminated expense cap agreement.

Administration & Operating Agreement

StateTrust Capital, LLC serves as administrator (the "Administrator") of each Fund. Pursuant to the terms of the Administration Agreement, the Administrator or its appointed agents will be responsible for the day to day administrative tasks of the Fund. Each Fund will pay StateTrust Capital, LLC an administration fee of 0.25% of the average daily net assets, calculated daily and paid on a monthly basis. Effective October 1, 2006, an operating agreement of 0.50% of the average daily net assets of each Fund was approved by the Board of Trustees, which is incorporated into the administration agreement of the Funds resulting in a total fee of 0.75% of the average daily net assets of the Funds for administration and operating expenses. For the six months ended May 31, 2008, administrative and operating fees for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund amounted to $4,364, $3,721, and $1,690, respectively, and were included as administration fees in the accompanying statement of operations. At May 31, 2008, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the Administrator for $730, $669, and $304 respectively.

Transfer Agent Agreement

StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications, and transaction processing.

Distribution Plan

StateTrust Investments, Inc., an affiliated broker, serves as the Trust's Distributor (the "Distributor"). Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the 1940 Act, the Funds have adopted a Distribution Agreement and a Rule 12b-1 Plan for shares of each Fund to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares. Pursuant to the Distribution Agreement, the Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of the purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Pursuant to the

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                             May 31, 2008- Continued
                                    UNAUDITED

NOTE 3. RELATED PARTY TRANSACTIONS (CONTINUED)

Rule 12b-1 Plan, the Large Cap and Small/Mid Cap Funds "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 1.00% of the daily net assets, respectively. The Global Fixed Income Fund for "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 0.75% of the daily net assets, respectively. Amounts owed to the Distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the Distributor. For the six months ended May 31, 2008, distribution fees by the Distributor amounted to $3,779, $2,752, and $1,223, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as 12b-1 fees in the accompanying statements of operations. At May 31, 2008, distribution fees due to the Distributor amounted to $1,195, $913, and $433, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in accrued distributor fees in the accompanying statement of assets and liabilities.

Sales charges paid to the Distributor, on Class A and Class C shares amounted to $696 and $3,438 for the Large Cap Fund. Sales charges paid to the Distributor, for the Small/Mid Cap Fund, on Class A and Class C shares amounted to $730 and $2,145. Sales charges paid to the Distributor on Class A and Class C shares amounted to $224 and $970 for the Global Fixed Income Fund.

Certain Officers and Trustees of the Trust are also Officers and Directors of StateTrust Capital, LLC and StateTrust Investments, Inc.

Brokerage Commissions

The Distributor charges all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $25, $1,120, and $25 for the six months ended May 31, 2008 for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund, respectively.

NOTE 4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities were as follows for each Fund (excluding short-term investments and U.S. government obligations):

                     Large Cap         Small/Mid Cap              Global Fixed
                        Fund                Fund                   Income Fund
--------------------------------------------------------------------------------

Purchases                $-               $335,851                   $55,012
Sales                  59,234             397,093                    45,000

As of May 31, 2008, the net unrealized appreciation/ (depreciation) of investments for tax purposes was as follows:

                              Large Cap      Small/Mid Cap        Global Fixed
                                 Fund             Fund             Income Fund
--------------------------------------------------------------------------------

Gross Appreciation             $116,344         $230,593             $19,224
Gross Depreciation             (132,399)         (29,874)            (12,016)
--------------------------------------------------------------------------------
Net Appreciation/
(Depreciation) on               (16,055)         200,719               7,208
Investments
--------------------------------------------------------------------------------

The Funds' cost basis in investments at May 31, 2008, were the same for both U.S. federal income tax and financial statement purposes for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund and amounted to $1,154,848, $905,857 and $462,693, respectively.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                             May 31, 2008- Continued
                                    UNAUDITED

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

On March 26, 2008, a distribution of short-term capital gain of $35,355 (or $0.276 & 0.276 per share respectively for Class A & C) for the Large Cap Fund, was declared and the dividends were paid on March 27, 2008 to shareholders of record on March 26, 2008.

On March 26, 2008, a distribution of long-term capital gain of $64,561 (or $0.504 & 0.504 per share respectively for Class A & C) for the Large Cap Fund, was declared and the dividends were paid on March 27, 2008 to shareholders of record on March 26, 2008.

On March 26, 2007, a distribution of short-term capital gain of $4,010 (or $0.051 & 0.051 per share respectively for Class A & C) for the Small/Mid Cap Fund, was declared and the dividends were paid on March 27, 2007 to shareholders of record on March 26, 2007.

On March 26, 2007, a distribution of long-term capital gain of $3,381 (or $0.043 & 0.043 per share respectively for Class A & C) for the Small/Mid Cap Fund, was declared and the dividends were paid on March 27, 2007 to shareholders of record on March 26, 2007.

On December 26, 2007, a distribution of long-term capital gain of $22,330 (or $0.28 & 0.28 per share respectively for Class A & C) for the Small/Mid Cap Fund, was declared and the dividends were paid on December 27, 2007 to shareholders of record on December 26, 2007.

On March 26, 2008, a distribution of short-term capital gain of $779 (or $0.016 & 0.016 per share respectively for Class A & C) for the Global Fixed Income Fund, was declared and the dividends were paid on March 27, 2008 to shareholders of record on March 26, 2008.

On December 26, 2007, a distribution of ordinary income of $34,738 (or $0.95 &
0.82 per share respectively for Class A & C) for the Global Fixed Income Fund, was declared and the dividends were paid on December 27, 2007 to shareholders of record on December 26, 2007.

The tax character of distributions paid during 2008 and 2007 was as follows for the Global Fixed Income Fund:

                                            2008                  2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                              $-                  $1,373
Short-term capital gain                       -                    470
--------------------------------------------------------------------------------
                                             $-                  $1,843
--------------------------------------------------------------------------------

As of November 30, 2007, the components of distributable earnings for the Global Fixed Income Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                                $24,187
Capital gain                                                             --
Undistributed appreciation                                            9,259
                                                                    -------
                                                                    $33,446
                                                                    =======

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                             May 31, 2008- Continued
                                    UNAUDITED

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

The tax character of distributions paid during 2008 and 2007 was as follows for the Large Cap Fund:

                                                  2008                 2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                    $-                   $-
Long-term capital gain                              -                    -
Return of Capital                                   -                    -
--------------------------------------------------------------------------------
                                                   $-                   $-
--------------------------------------------------------------------------------

As of November 30, 2007, the components of distributable earnings for the Large Cap Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                                $  35,347
Capital gain                                                           64,613
Undistributed appreciation                                             41,962
                                                                    ---------
                                                                    $ 141,922
                                                                    =========

As of November 30, 2007, the components of distributable earnings for the Small/Mid Cap Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                                $   3,980
Capital gain                                                           34,170
Undistributed appreciation                                            208,921
                                                                    ---------
                                                                    $ 247,071
                                                                    =========

NOTE 6.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS

Shares of capital stock sold and redeemed for the years ended November 30, 2007 & six months ended May 31, 2008 were as follows:

--------------------------------------------------------------------------------
                   Large Cap Fund                 2008                 2007
                                                 Shares               Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                       6,638                5,202
Shares issued from reinvestments                  4,946                   --
Shares redeemed                                    (356)             (12,126)

--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                               11,228               (6,924)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                         193               12,051
Shares issued from reinvestments                  4,471                   --
Shares redeemed                                  (8,289)             (10,317)

--------------------------------------------------------------------------------
Net Increase (decrease) from capital
share transactions                               (3,625)               1,734
--------------------------------------------------------------------------------

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                             May 31, 2008- Continued
                                    UNAUDITED

NOTE 6.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED)

                   Small/Mid Cap Fund              2008              2007
                                                  Shares            Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                         6,148              8,401
Shares issued from reinvestments                    1,306                 --
Shares redeemed                                      (518)           (10,650)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                  6,936             (2,249)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                            --             11,008
Shares issued from reinvestments                      795                 --
Shares redeemed                                    (4,069)            (4,965)

--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                 (3,274)             6,043
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Global Fixed Income Fund             2008              2007
                                                    Shares            Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                         2,596              3,334
Shares issued from reinvestments                    1,431                 87
Shares redeemed                                        --             (7,110)

--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                  4,027             (3,689)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                         4,870              1,880
Shares issued from reinvestments                    1,629                 78
Shares redeemed                                    (2,113)            (3,090)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                  4,386             (1,132)
--------------------------------------------------------------------------------

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                             May 31, 2008- Continued
                                    UNAUDITED

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2008, Pershing, LLC held 100% of the Large Cap Fund, 100% of the Small/Mid Cap Fund, and 100% of the Global Fixed Income Fund in omnibus accounts for the benefit of others.

NOTE 8: NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must met a "more likely than not" standard - i.e., based on its technical merits, a position must have a more than 50% likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As such, any necessary adjustments pursuant to the Interpretation will be reflected on the Semi-Annual report for the period ending December 31, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that more likely than not will be sustained. At this time, Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In February 2007, the FASB issued FASB Statement No. 159, "Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Funds' financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      o     Level 1 - quoted prices in active markets for identical investments

      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                             May 31, 2008- Continued
                                    UNAUDITED

NOTE 8:  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Ashport Large Cap Fund's investments carried at value:

-----------------------------------------------------------------------------------------------------------
              Valuation Inputs                Investment in Securities      Other Financial Instruments*
-----------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                              $1,138,793                          $-
-----------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable                   -                                -
Inputs
-----------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                -                                -
-----------------------------------------------------------------------------------------------------------
Total                                                $1,138,793                          $-
-----------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Ashport Small/Mid Cap Fund's investments carried at value:

-----------------------------------------------------------------------------------------------------------
              Valuation Inputs                Investment in Securities      Other Financial Instruments*
-----------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                              $1,106,576                          $-
-----------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable                   -                                -
Inputs
-----------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                -                                -
-----------------------------------------------------------------------------------------------------------
Total                                                $1,106,576                          $-
-----------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Ashport Global Fixed Income Fund's investments carried at value:

-----------------------------------------------------------------------------------------------------------
              Valuation Inputs                Investment in Securities      Other Financial Instruments*
-----------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                               $66,684                            $-
-----------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable                403,217                             -
Inputs
-----------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                -                                -
-----------------------------------------------------------------------------------------------------------
Total                                                 $469,901                           $-
-----------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                             May 31, 2008- Continued
                                    UNAUDITED

NOTE 9:  SUBSEQUENT EVENTS

The tax character of distributions paid during 2008 and 2007 was as follows for the Large Cap Fund:

                                          2008                 2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                          $35,347                $-
Long-term capital gain                    64,613                 -
--------------------------------------------------------------------------------
                                         $99,916                $-
--------------------------------------------------------------------------------

The tax character of distributions paid during 2008 and 2007 was as follows for the Small/Mid Cap Fund:

                                           2008                2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                           $ 3,980              $1,373
Long-term capital gain                     25,734                 470
--------------------------------------------------------------------------------
                                          $29,721              $1,843
--------------------------------------------------------------------------------

The tax character of distributions paid during 2008 and 2007 was as follows for the Global Fixed Income Fund:

                                           2008                2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                           $35,517               $-
Long-term capital gain                          -                -
Return of Capital                               -                -
--------------------------------------------------------------------------------
                                          $35,517               $-
--------------------------------------------------------------------------------

On July 16, 2008 the Board of Trustees voted unanimously that it is in the best interest of each Fund's shareholders to redeem all outstanding shares of each Fund effective on or before August 15, 2008 pursuant to a Plan of Liquidation as presented and approved by the Board of Trustees. The Board determined that it is no longer economically viable for the Adviser to continue managing the Funds as a result of the Funds' small asset size and increasing regulatory and operating costs borne by the Adviser.

Other Information                           UNAUDITED

      1.    Proxy Voting Information

            The policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Funds' Statement of Additional Information, which is available without charge and upon request by calling the Funds at 1-888-282-2290. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available, without charge, at http://www.sec.gov.

      2.    Portfolio Information

            The Trust files the Funds' complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, D.C.; or (3) by calling the Funds at 1-888-282-2290. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.

      3.    Trustees and Officers Information

            Information pertaining to the Trustees and officers* of the Trust is set forth in the following page. The Board of Trustees oversees the Trust business and investment activities and is responsible for protecting the interest of the Funds' shareholders. You can find out more about the Trustees in the Funds' Statement of Additional Information, which is available without charge by calling 1-888-282-2290.

            ------------------
            *The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Trustees of Your Fund:            UNAUDITED

The business affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about the Trust's Board of Trustees and is available, without charge, upon request, by calling 888-282-2290 or by writing to Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131.

-----------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age  Position(s)       Term of         Principal Occupation(s) During Past 5     Number of      Other
                       Held with Funds   Office and      Years                                     Portfolios     Trusteeships
                                         Length of                                                 in Fund        held  by Trustee
                                         Time Served                                               Complex
                                                                                                   Overseen by
                                                                                                   Trustee
-----------------------------------------------------------------------------------------------------------------------------------
David Vugait, 42       Trustee and       2001            Director and adviser of the Adviser,      3              None
                       President                         President of the Distributor and
                                                         primary portfolio manager for the
                                                         Funds.  Prior to founding The
                                                         StateTrust Group in 1999, Mr. Vurgait
                                                         served as Vice President of the
                                                         Corporate Finance area of Andino
                                                         Capital Markets, Inc. (ACM ) from 1996
                                                         through 1999.
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Cimbal,     Trustee and       2001            Chief operating officer of the Adviser    3              None
CPA, 48                Chief Financial                   and Chief Compliance Officer for the
                       Officer                           Distributor.  Prior to joining the
                                                         Investment Manager in 2000, Mr. Cimbal
                                                         served as Vice President and CFO for
                                                         CecWest Securities, Inc. and NASD
                                                         registered brokerage firm from 1986
                                                         through 2000.
-----------------------------------------------------------------------------------------------------------------------------------
W. Brian Barrett,      Trustee           2001            Chartered Financial Analyst.              3              None
CFA+, 51                                                 Associate Professor of Finance with
                                                         the University of Miami.
-----------------------------------------------------------------------------------------------------------------------------------
Jaime Maya+, 50        Trustee           2001            Mr. Maya has served as a Certified        3              None
                                                         Public Accountant since 1984.
-----------------------------------------------------------------------------------------------------------------------------------
Anthony T. Golden+,    Trustee           2004            An attorney with Shutts & Bowen Trust     3              None
42                                                       & Estate Practice Group.  Mr. Golden's
                                                         practice concentrates in the areas of
                                                         complex taxation, estate planning and
                                                         estate administration.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy R. Burch+, 41  Trustee           2004            Associate Professor of Finance with       3              None
                                                         the University of Miami
-----------------------------------------------------------------------------------------------------------------------------------
David Jones, Esq., 50  Chief             2004            Managing Member with Drake Compliance     N/A            N/A
                       Compliance                        LLC.
                       Officer and                       Principal Attorney David Jones &
                       Secretary                         Assoc., PC
-----------------------------------------------------------------------------------------------------------------------------------

+Independent Trustees.

PRIVACY INFORMATION STATEMENT- UNAUDITED

As required by the Securities and Exchange Commission and the Federal Trade Commission, the Privacy Policy below explains our handling of information that we have in our records that is personal and private to you. It reiterates our commitment to keeping that information private.

In the course of doing business with you, we collect nonpublic information about you from the following sources:

      Information we receive from you on applications or other forms, such as social security numbers, personal financial information, occupation, and birth date;

      Information about your transactions with us, our affiliates or others such as payment history, account balances, assets, past transactions; and

      Information we collect from you through your account inquiries by mail, e-mail or telephone.

We do not disclose any nonpublic personal information about our customers or former customers to any nonaffiliated third party, except with prior consent or as permitted by law. Disclosure permitted by law includes information to our service providers, such as the transfer agent, custodian, shareholder communication firms, consultants and clearing firms. We only share with these service providers the information they need to provide those services and they are required to use this information only to provide the services.

We maintain physical, electronic and procedural safeguards to ensure the integrity and confidentiality of your nonpublic personal information in the manner described above.

Item 2.  Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3.  Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate audit fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $31,615 for the fiscal year ended November 30, 2007 and $29,500 for the fiscal year ended November 30, 2006.

(b) Audit-Related Fees: The aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2007 and $615 for the fiscal year ended November 30, 2006. The aggregate fees billed to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and that must be approved by the audit committee of the registrant's board of trustees pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006.

(c) Tax Fees: For the registrant's fiscal years ended November 30, 2007 and November 30, 2006, aggregate fees of $4,900 and $2,850, respectively were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant's fiscal years ended November 30, 2007 and November 30, 2006, aggregate fees of $0 and $0, respectively were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for professional services rendered by the principal accountant for tax services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees: The aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006. The aggregate fees billed by the principal accountant to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraphs (b) and (c) were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006.

(e)(1) Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees: The aggregate non-audit fees billed to the registrant by the registrant's accountant for services rendered to the registrant were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006. The aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006.

(h) Not Applicable.

Item 5.  Audit Committee of Listed Registrants

Not Applicable

Item 6.  Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1. of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

Exhibit 1. StateTrust - Code of Conduct Policy are attached hereto.

Exhibit 2 (a). Certification required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit 2 (b). Certification required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
             --------------------

By (Signature and Title)*

                           /s/Jeffrey Cimbal
                           -----------------

                           Jeffrey Cimbal, Chief Financial Officer

Date:  July 23, 2008
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/David Vurgait
                           ----------------

                           David Vurgait, President

Date:  July 23, 2008
       -------------